Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Held-to-maturity, fair value	$ 19,216,000,000	$ 1,419,000,000
Mortgage loans, carried at fair value	6,925,000,000	8,100,000,000
Minimum amount of Time deposit	$ 100,000	$ 100,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	215,904,019	204,822,330